Intangible Assets, Net (Details) - Schedule of Intangible Assets Net ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Total	¥ 47,798	$ 6,592
Less: accumulated amortization	(2,629)	(363)
Intangible assets, net	45,169	6,229
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	¥ 47,798	$ 6,592